Income tax expense - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of contingent liabilities [line items]
Deferred tax liability (asset)	€ (27,210)	€ (27,845)	€ (27,147)
Adjustments in respect of current income tax of prior years	5,821	119	(5,051)
Adjustments in respect of deferred income tax of prior years	(6,714)	324	(1,144)
Current-year losses for which no deferred income tax asset is recognized	6,436	9,805	€ 7,349
Gain on terms modification
Disclosure of contingent liabilities [line items]
Deferred tax liability (asset)	7,200
Revision of Prior Period, Adjustment
Disclosure of contingent liabilities [line items]
Adjustments in respect of current income tax of prior years	5,200
Adjustments in respect of deferred income tax of prior years	5,200
Interest expense
Disclosure of contingent liabilities [line items]
Current-year losses for which no deferred income tax asset is recognized	€ 3,700	€ 7,700